Revaluation (gains) and losses	12 Months Ended
Dec. 31, 2020
Revaluation Gains And Losses [Abstract]
18. Revaluation (gains) and losses
18.	Revaluation (gains) and losses

	2020	2019
Unrealized exchange (gain) loss	155	(296)
Change in fair value due to revaluation of derivative liability	8	570
Realized gain on investment portfolio	—	(294)
Unrealized loss (gain) on investment portfolio, net	2,249	(100)
Realized gain on other-receivable	(258)	—
Losses related to property and equipment	272	102
	2,426	(18)